Annual Fund Operating Expenses	Dec. 31, 2025
Class I | Mid Cap Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2029
Class I | Mid Cap Growth Portfolio | Mid Cap Growth Portfolio Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.86%	[1]
Class I | Mid Cap Intrinsic Value Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2029
Class I | Mid Cap Intrinsic Value Portfolio | Mid Cap Intrinsic Value Portfolio Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	0.85%	[2]
Class I | Quality Equity Portfolio | Quality Equity Portfolio Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.82%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.87%
Class I | Short Duration Bond Portfolio | Short Duration Bond Portfolio Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	0.93%
Class S | Mid Cap Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2029
Class S | Mid Cap Growth Portfolio | Mid Cap Growth Portfolio Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	1.11%	[3]
Class S | Mid Cap Intrinsic Value Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2029
Class S | Mid Cap Intrinsic Value Portfolio | Mid Cap Intrinsic Value Portfolio Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.23%)
Net Expenses (as a percentage of Assets)	1.10%	[4]
Class S | Quality Equity Portfolio | Quality Equity Portfolio Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.82%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.12%

[1]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class I so that the total annual operating expenses (excluding interest, transaction costs, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.85% of average net assets. This undertaking lasts until 12/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class I will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[2]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class I so that the total annual operating expenses (excluding interest, transaction costs, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.85% of average net assets. This undertaking lasts until 12/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class I will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[3]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class S so that the total annual operating expenses (excluding interest, transaction costs, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.10% of average net assets. This undertaking lasts until 12/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class S will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.10% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[4]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class S so that the total annual operating expenses (excluding interest, transaction costs, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.10% of average net assets. This undertaking lasts until 12/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class S will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.10% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.